Subsequent Events (Details) $ / shares in Units, ¥ in Millions	Feb. 08, 2024 $ / shares shares	Jan. 10, 2024 USD ($)	Jan. 03, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 10, 2024 CNY (¥)	Jan. 03, 2024 CNY (¥)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate gross proceeds | $				$ 312,000
China Merchants Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital			$ 1,371,000			¥ 10.0
Loan matures			1 year
Agricultural Bank of China [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital			$ 2,728,000			¥ 19.9
Loan matures			1 year
Jiangsu Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital		$ 1,371,000			¥ 10.0
Loan matures		6 months
Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued | shares				600,000
Ordinary shares, per share				$ 0.52
Pre-split shares with a par value	$ 0.001
Post-split shares with a par value	$ 0.00005
Authorized share capital | shares	1,000,000,000
Authorized share capital per share	$ 0.00005
Forecast [Member] | China Merchants Bank [Member]
Subsequent Events (Details) [Line Items]
Interest rate			2.80%			2.80%
Forecast [Member] | Agricultural Bank of China [Member]
Subsequent Events (Details) [Line Items]
Interest rate			2.95%			2.95%
Forecast [Member] | Jiangsu Bank [Member]
Subsequent Events (Details) [Line Items]
Interest rate		3.00%			3.00%